Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(434,675)	(270,850)
Shares still expected to vest (in shares)	502,914	474,225
2025 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	222,817
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	0
Shares cancelled in 2024 (in shares)	0
Total before issuances (in shares)	222,817
Shares issued (in shares)	(70,252)
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	152,565
Estimated cost over the vesting period | $	$ 7
2024 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	695,936
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(43,852)
Shares cancelled in 2024 (in shares)	(438,396)
Total before issuances (in shares)	213,688
Shares issued (in shares)	(43,612)
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	170,076
Estimated cost over the vesting period | $	$ 7
2024 Performance Plan | Share Appreciation Rights Units (SARs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares still expected to vest (in shares)	123,103
2024 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	1,139,838
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(55,244)
Shares cancelled in 2024 (in shares)	(229,963)
Total before issuances (in shares)	854,631
Shares issued (in shares)	(349,551)	(135,092)
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	369,988
Estimated cost over the vesting period | $	$ 22
2023 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	818,842
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(233,983)
Shares cancelled in 2024 (in shares)	(308,172)
Total before issuances (in shares)	276,687
Shares issued (in shares)	(105,193)	(66,519)	(31,124)
Performance conditions not met (in shares)	75,248
Shares still expected to vest (in shares)	149,099
Estimated cost over the vesting period | $	$ 17
2023 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	2,375,143
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(156,243)
Shares cancelled in 2024 (in shares)	(244,537)
Total before issuances (in shares)	1,974,363
Shares issued (in shares)	(445,526)	(824,237)	(354,331)
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	350,269
Estimated cost over the vesting period | $	$ 43
2022 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	306,641
Number of shares for rights offering, in share-based payment arrangement (in shares)	83,926
Revision for forfeitures (in shares)	(72,290)
Shares cancelled in 2024 (in shares)	(144,108)
Total before issuances (in shares)	174,169
Shares issued (in shares)	(136,547)	(49,245)	(29,885)
Performance conditions not met (in shares)	41,508
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 0
2022 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	913,450
Number of shares for rights offering, in share-based payment arrangement (in shares)	227,947
Revision for forfeitures (in shares)	(84,684)
Shares cancelled in 2024 (in shares)	(33,305)
Total before issuances (in shares)	1,023,408
Shares issued (in shares)	(220,470)	(312,725)	(476,256)	(13,957)
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 0